Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	485BPOS
Document Period End Date	dei_DocumentPeriodEndDate	Sep 30, 2011
Registrant Name	dei_EntityRegistrantName	American Funds Money Market Fund
Central Index Key	dei_EntityCentralIndexKey	0001454975
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Nov 30, 2011
Document Effective Date	dei_DocumentEffectiveDate	Dec 1, 2011
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFAXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFBXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFCXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFFXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AFGXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	AAFXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	BAFXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	CCFXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	EAFXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	FARXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAAXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RABXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RACXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RADXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAEXX
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Trading Symbol	dei_TradingSymbol	RAFXX

American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund
American Funds Money Market Fund®
Investment objective
The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

Fees and expenses of the fund
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder fees (fees paid directly from your investment)
Shareholder Fees American Funds Money Market Fund (USD $)	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	none	5.00%	1.00%	none	none	none	5.00%	1.00%	none	none	none	none	none	none	none	none
Maximum sales charge (load) imposed on reinvested dividends	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Redemption or exchange fees	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none	none
Maximum annual account fee (529 share classes only)						10	10	10	10	10

Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses American Funds Money Market Fund	Class A	Class B	Class C	Class F-1	Class F-2	Class 529-A	Class 529-B	Class 529-C	Class 529-E	Class 529-F-1	Class R-1	Class R-2	Class R-3	Class R-4	Class R-5	Class R-6
Management fees	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%	0.27%
Distribution and/or service (12b-1) fees	none	0.75%	none	0.24%	none	none	0.75%	none	none	none	none	none	none	none	none	none
Other expenses	0.12%	0.11%	0.16%	0.15%	0.10%	0.24%	0.25%	0.24%	0.24%	0.24%	0.16%	0.39%	0.23%	0.16%	0.11%	0.07%
Total annual fund operating expenses	0.39%	1.13%	0.43%	0.66%	0.37%	0.51%	1.27%	0.51%	0.51%	0.51%	0.43%	0.66%	0.50%	0.43%	0.38%	0.34%

Example
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example American Funds Money Market Fund (USD $)	Expense Example, With Redemption, 1 Year	Expense Example, With Redemption, 3 Years	Expense Example, With Redemption, 5 Years	Expense Example, With Redemption, 10 Years
Class A	40	125	219	493
Class B	615	759	822	1,167
Class C	144	138	241	542
Class F-1	67	211	368	822
Class F-2	38	119	208	468
Class 529-A	72	203	344	747
Class 529-B	649	842	955	1,427
Class 529-C	172	203	344	747
Class 529-E	72	203	344	747
Class 529-F-1	72	203	344	747
Class R-1	44	138	241	542
Class R-2	67	211	368	822
Class R-3	51	160	280	628
Class R-4	44	138	241	542
Class R-5	39	122	213	480
Class R-6	35	109	191	431

For the share classes listed below, you would pay the following if you did not redeem your shares:
Expense Example, No Redemption American Funds Money Market Fund (USD $)	Expense Example, No Redemption, 1 Year	Expense Example, No Redemption, 3 Years	Expense Example, No Redemption, 5 Years	Expense Example, No Redemption, 10 Years
Class B	115	359	622	1,167
Class C	44	138	241	542
Class 529-B	149	442	755	1,427
Class 529-C	72	203	344	747

Principal investment strategies
The fund invests substantially in U.S. Treasury securities and other securities backed by the full faith and credit of the U.S. government, as well as securities issued by U.S. federal agencies. The fund may also invest in other high-quality money market instruments. Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees.

The fund may invest in securities issued by entities domiciled outside the

United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United

States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors,

including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates,

general market conditions and other factors pertinent to the particular security being evaluated.

Principal risks
This section describes the principal risks associated with the fund's principal investment strategies. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investing in money market securities -- The value and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment -- During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support -- Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the Unites States, may lose value because of political, social or economic developments in the country or region in which the issuer operates.

Management -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Investment results
The following bar chart shows the fund's investment results for its first full calendar year of operations, and the following table shows the fund's average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. Past investment results

(before and after taxes) are not predictive of future investment results.

Updated information on the fund's investment results can be obtained by visiting

americanfunds.com.

The following bar chart shows the fund's investment results for its first full calendar year of operations, and the following table shows the fund's average annual total returns for various periods.

Calendar year total returns for Class A shares

Highest/Lowest quarterly results

during this period were:

Highest 0.00%

Lowest 0.00%

The fund’s total return for the nine

months ended September 30th, 2011,

was 0.00%

Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Average Annual Total Returns American Funds Money Market Fund	Average Annual Returns, Label	Average Annual Returns, 1 Year	Average Annual Returns, Since Inception	Average Annual Returns, Inception Date
Class A	Share class A (before taxes)	none	none	May 1, 2009
Class B	Share class B (before taxes)	(5.00%)	(2.42%)	May 1, 2009
Class C	Share class C (before taxes)	(1.00%)	none	May 1, 2009
Class F-1	Share class F-1 (before taxes)	none	none	May 1, 2009
Class F-2	Share class F-2 (before taxes)	none	none	May 1, 2009
Class 529-A	Share class 529-A (before taxes)	none	none	May 1, 2009
Class 529-B	Share class 529-B (before taxes)	(5.00%)	(2.42%)	May 1, 2009
Class 529-C	Share class 529-C (before taxes)	(1.00%)	none	May 1, 2009
Class 529-E	Share class 529-E (before taxes)	none	none	May 1, 2009
Class 529-F-1	Share class 529-F-1 (before taxes)	none	none	May 1, 2009
Class R-1	Share class R-1 (before taxes)	none	none	May 1, 2009
Class R-2	Share class R-2 (before taxes)	none	none	May 1, 2009
Class R-3	Share class R-3 (before taxes)	none	none	May 1, 2009
Class R-4	Share class R-4 (before taxes)	none	none	May 1, 2009
Class R-5	Share class R-5 (before taxes)	none	none	May 1, 2009
Class R-6	Share class R-6 (before taxes)	none	none	May 1, 2009

For current 7-day yield information, please call American FundsLine® at 800/325-3590.

Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
ProspectusDate	rr_ProspectusDate	Dec 1, 2011
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return, Heading	rr_RiskReturnHeading	American Funds Money Market Fund®
Investment Objective, Heading	rr_ObjectiveHeading	Investment objective
investment Objective, Primary	rr_ObjectivePrimaryTextBlock
The investment objective of the fund is to provide you with a way to earn income on your cash reserves while preserving capital and maintaining liquidity. The fund is a money market fund that seeks to preserve the value of your investment at $1.00 per share.

Expense, Heading	rr_ExpenseHeading	Fees and expenses of the fund
Expense, Narrative	rr_ExpenseNarrativeTextBlock
This table describes the fees and expenses that you may pay if you buy and hold shares of the fund.

Shareholder Fees, Caption	rr_ShareholderFeesCaption	Shareholder fees (fees paid directly from your investment)
Operating Expenses, Caption	rr_OperatingExpensesCaption	Annual fund operating expenses (expenses that you pay each year as a percentage of the value of your investment)
Expense Example, Heading	rr_ExpenseExampleHeading	Example
Expense Example, Narrative	rr_ExpenseExampleNarrativeTextBlock
This example is intended to help you compare the cost of investing in the fund with the cost of investing in other mutual funds.

The example assumes that you invest $10,000 in the fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the fund's operating expenses remain the same.

Expense Example, By Year, Caption	rr_ExpenseExampleByYearCaption	Although your actual costs may be higher or lower, based on these assumptions your costs would be:
Expense Example, No Redemption, By Year, Caption	rr_ExpenseExampleNoRedemptionByYearCaption	For the share classes listed below, you would pay the following if you did not redeem your shares:
Investment Strategy, Heading	rr_StrategyHeading	Principal investment strategies
Investment Strategy, Narrative	rr_StrategyNarrativeTextBlock
The fund invests substantially in U.S. Treasury securities and other securities backed by the full faith and credit of the U.S. government, as well as securities issued by U.S. federal agencies. The fund may also invest in other high-quality money market instruments. Some of the securities in which the fund invests may have credit and liquidity support features, including guarantees.

The fund may invest in securities issued by entities domiciled outside the
United States and securities with credit and liquidity support features provided by entities domiciled outside of the United States. The fund may also invest in securities of U.S. issuers with substantial operations outside the United
States.

The fund relies on the professional judgment of its investment adviser to make decisions about the fund's portfolio investments. The basic investment philosophy of the investment adviser is to seek to provide current income while preserving capital and maintaining liquidity. The investment adviser believes that an important way to accomplish this is by analyzing various factors, including the credit strength of the issuer, prices of similar securities issued by comparable issuers, current and anticipated changes in interest rates, general market conditions and other factors pertinent to the particular security being evaluated.

Risk, Heading	rr_RiskHeading	Principal risks
Risk, Narrative	rr_RiskNarrativeTextBlock
This section describes the principal risks associated with the fund's principal investment strategies. Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.

Investing in money market securities -- The value and liquidity of the securities held by the fund may be affected by changing interest rates, changes in the credit quality of the issuers, changes in credit ratings of the securities and general market conditions. For example, the values of these securities may decline when interest rates rise and increase when interest rates fall.

Low interest rate environment -- During periods of extremely low short-term interest rates, the fund may not be able to maintain a positive yield.

Credit and liquidity support -- Changes in the credit quality of banks and financial institutions providing credit and liquidity support features with respect to securities held by the fund could cause the values of these securities to decline.

Investing outside the United States -- Securities of issuers domiciled outside the United States, or with significant operations outside the Unites States, may lose value because of political, social or economic developments in the country or region in which the issuer operates.

Management -- The investment adviser to the fund actively manages the fund's investments. Consequently, the fund is subject to the risk that the methods and analyses employed by the investment adviser in this process may not produce the desired results.

Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person. You should consider how this fund fits into your overall investment program.

Risk, Money Market Fund	rr_RiskMoneyMarketFund	Although the fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the fund.
Risk, Not Insured Depository Institution	rr_RiskNotInsuredDepositoryInstitution	Your investment in the fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other governmental agency, entity or person.
Bar Chart and Performance Table, Heading	rr_BarChartAndPerformanceTableHeading	Investment results
Performance, Narrative	rr_PerformanceNarrativeTextBlock
The following bar chart shows the fund's investment results for its first full calendar year of operations, and the following table shows the fund's average annual total returns for various periods. This information provides some indication of the risks of investing in the fund. Past investment results
(before and after taxes) are not predictive of future investment results.
Updated information on the fund's investment results can be obtained by visiting
americanfunds.com.

Performance, Information Illustrates Variability of Returns	rr_PerformanceInformationIllustratesVariabilityOfReturns	The following bar chart shows the fund's investment results for its first full calendar year of operations, and the following table shows the fund's average annual total returns for various periods.
Performance, Availability Website Address	rr_PerformanceAvailabilityWebSiteAddress	americanfunds.com
Performance, Past Does Not Indicate Future	rr_PerformancePastDoesNotIndicateFuture	Past investment results (before and after taxes) are not predictive of future investment results.
Bar Chart, Heading	rr_BarChartHeading	Calendar year total returns for Class A shares
Bar Chart, Narrative	rr_BarChartNarrativeTextBlock
The following bar chart shows the fund's investment results for its first full calendar year of operations, and the following table shows the fund's average annual total returns for various periods.

Bar Chart, Closing	rr_BarChartClosingTextBlock
Highest/Lowest quarterly results
during this period were:

Highest 0.00%

Lowest 0.00%

The fund’s total return for the nine
months ended September 30th, 2011,
was 0.00%

Performance Table, Closing	rr_PerformanceTableClosingTextBlock
For current 7-day yield information, please call American FundsLine® at 800/325-3590.

Average Annual Returns, Caption	rr_AverageAnnualReturnCaption	Average annual total returns For the periods ended December 31, 2010 (with maximum sales charge):
Money Market, Seven Day Yield, Caption	rr_MoneyMarketSevenDayYieldCaption	For current 7-day yield information, please call American FundsLine® at 800/325-3590.
Money Market, Seven Day Yield, Phone Number	rr_MoneyMarketSevenDayYieldPhone	800/325-3590
American Funds Money Market Fund (Prospectus Summary) | American Funds Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Year to Date Return, Label	rr_YearToDateReturnLabel	The fund's total return for the nine months ended
Bar Chart, Year to Date Return, Date	rr_BarChartYearToDateReturnDate	Sep 30, 2011
Bar Chart, Year to Date Return	rr_BarChartYearToDateReturn	0.00%
Highest Quarterly Return, Label	rr_HighestQuarterlyReturnLabel	Highest
Highest Quarterly Return	rr_BarChartHighestQuarterlyReturn	0.00%
Lowest Quarterly Return, Label	rr_LowestQuarterlyReturnLabel	Lowest
Lowest Quarterly Return	rr_BarChartLowestQuarterlyReturn	0.00%
American Funds Money Market Fund | Class A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.12%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.39%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	40
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	125
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	219
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	493
Annual Return 2010	rr_AnnualReturn2010	0.00%
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class A (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
American Funds Money Market Fund | Class B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.13%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	615
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	759
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	822
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,167
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	115
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	359
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	622
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,167
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class B (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.00%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.42%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
American Funds Money Market Fund | Class C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	144
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	542
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	44
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	138
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	241
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	542
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class C (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.00%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
American Funds Money Market Fund | Class F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.24%
Other expenses	rr_OtherExpensesOverAssets	0.15%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	822
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class F-1 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
American Funds Money Market Fund | Class F-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.10%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.37%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	38
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	119
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	208
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	468
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class F-2 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
American Funds Money Market Fund | Class 529-A
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	203
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	344
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	747
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-A (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
American Funds Money Market Fund | Class 529-B
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	5.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	0.75%
Other expenses	rr_OtherExpensesOverAssets	0.25%
Total annual fund operating expenses	rr_ExpensesOverAssets	1.27%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	649
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	842
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	955
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	1,427
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	149
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	442
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	755
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	1,427
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-B (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(5.00%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	(2.42%)
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
American Funds Money Market Fund | Class 529-C
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	1.00%
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	172
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	203
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	344
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	747
Expense Example, No Redemption, 1 Year	rr_ExpenseExampleNoRedemptionYear01	72
Expense Example, No Redemption, 3 Years	rr_ExpenseExampleNoRedemptionYear03	203
Expense Example, No Redemption, 5 Years	rr_ExpenseExampleNoRedemptionYear05	344
Expense Example, No Redemption, 10 Years	rr_ExpenseExampleNoRedemptionYear10	747
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-C (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	(1.00%)
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
American Funds Money Market Fund | Class 529-E
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	203
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	344
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	747
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-E (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
American Funds Money Market Fund | Class 529-F-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Maximum annual account fee (529 share classes only)	rr_MaximumAccountFee	10
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.24%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.51%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	72
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	203
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	344
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	747
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class 529-F-1 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
American Funds Money Market Fund | Class R-1
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	542
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-1 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
American Funds Money Market Fund | Class R-2
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.39%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.66%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	67
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	211
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	368
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	822
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-2 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
American Funds Money Market Fund | Class R-3
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.23%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.50%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	51
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	160
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	280
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	628
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-3 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
American Funds Money Market Fund | Class R-4
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.16%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.43%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	44
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	138
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	241
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	542
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-4 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
American Funds Money Market Fund | Class R-5
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.11%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.38%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	39
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	122
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	213
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	480
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-5 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009
American Funds Money Market Fund | Class R-6
Risk/Return:	rr_RiskReturnAbstract
Maximum sales charge (load) imposed on purchases (as a percentage of offering price)	rr_MaximumSalesChargeImposedOnPurchasesOverOfferingPrice	none
Maximum deferred sales charge (load) (as a percentage of the amount redeemed)	rr_MaximumDeferredSalesChargeOverOfferingPrice	none
Maximum sales charge (load) imposed on reinvested dividends	rr_MaximumSalesChargeOnReinvestedDividendsAndDistributionsOverOther	none
Redemption or exchange fees	rr_RedemptionFee	none
Management fees	rr_ManagementFeesOverAssets	0.27%
Distribution and/or service (12b-1) fees	rr_DistributionAndService12b1FeesOverAssets	none
Other expenses	rr_OtherExpensesOverAssets	0.07%
Total annual fund operating expenses	rr_ExpensesOverAssets	0.34%
Expense Example, With Redemption, 1 Year	rr_ExpenseExampleYear01	35
Expense Example, With Redemption, 3 Years	rr_ExpenseExampleYear03	109
Expense Example, With Redemption, 5 Years	rr_ExpenseExampleYear05	191
Expense Example, With Redemption, 10 Years	rr_ExpenseExampleYear10	431
Average Annual Returns, Label	rr_AverageAnnualReturnLabel	Share class R-6 (before taxes)
Average Annual Returns, 1 Year	rr_AverageAnnualReturnYear01	none
Average Annual Returns, Since Inception	rr_AverageAnnualReturnSinceInception	none
Average Annual Returns, Inception Date	rr_AverageAnnualReturnInceptionDate	May 1, 2009